Note 4 - Inventories (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	June 30,	September 30,
	2022	2021
Finished goods	$—	$249,571
Goods-in-process	1,428,264	844,194
Total	$1,428,264	$1,093,765

	September 30,	September 30,
	2021	2020
Finished Goods	$249,571	$-
Goods-in-process	844,194	967,993
Total	$1,093,765	$967,993